Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
September 30, 2025
VIPFINC-NPRT3-1125
1.822341.120
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,999,784	18,777,975
Fidelity International Bond Index Fund (a)	403,185	3,785,903
Fidelity Long-Term Treasury Bond Index Fund (a)	419,365	3,950,418
VIP High Income Portfolio - Initial Class (a)	282,493	1,443,537
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,591,796	44,907,768
TOTAL BOND FUNDS (Cost $73,031,772)		72,865,601

Domestic Equity Funds - 10.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	31,606	2,098,951
VIP Equity-Income Portfolio - Initial Class (a)	56,315	1,700,710
VIP Growth & Income Portfolio - Initial Class (a)	65,978	2,338,920
VIP Growth Portfolio - Initial Class (a)	31,856	3,480,566
VIP Mid Cap Portfolio - Initial Class (a)	13,898	535,494
VIP Value Portfolio - Initial Class (a)	60,798	1,187,389
VIP Value Strategies Portfolio - Initial Class (a)	37,391	588,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,642,297)		11,930,572

International Equity Funds - 12.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	326,311	4,999,090
VIP Overseas Portfolio - Initial Class (a)	337,450	10,214,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,241,417)		15,213,695

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $19,541,854)	3.98	19,541,854	19,541,854

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $111,457,340)	119,551,722
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,229)
NET ASSETS - 100.0%	119,542,493

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	14,157,460	8,246,731	4,496,396	193,199	(142,436)	1,012,616	18,777,975	1,999,784
Fidelity International Bond Index Fund	2,813,265	1,751,983	811,916	36,412	(4,889)	37,460	3,785,903	403,185
Fidelity Long-Term Treasury Bond Index Fund	2,437,808	2,971,033	1,583,378	108,583	(154,385)	279,340	3,950,418	419,365
VIP Contrafund Portfolio - Initial Class	1,465,989	1,187,431	813,945	42,709	(10,923)	270,399	2,098,951	31,606
VIP Emerging Markets Portfolio - Initial Class	4,760,511	2,842,082	4,011,536	-	229,351	1,178,682	4,999,090	326,311
VIP Equity-Income Portfolio - Initial Class	1,195,991	972,889	649,086	8,438	(13,146)	194,062	1,700,710	56,315
VIP Government Money Market Portfolio - Initial Class	13,660,362	11,458,556	5,577,064	515,818	-	-	19,541,854	19,541,854
VIP Growth & Income Portfolio - Initial Class	1,640,442	1,326,340	923,200	15,089	(5,806)	301,144	2,338,920	65,978
VIP Growth Portfolio - Initial Class	2,429,643	1,910,903	1,256,065	26,587	(57,060)	453,145	3,480,566	31,856
VIP High Income Portfolio - Initial Class	1,074,957	576,899	320,481	1,946	(8,073)	120,235	1,443,537	282,493
VIP Investment Grade Bond II Portfolio - Initial Class	34,810,823	19,429,842	11,819,620	7,345	(56,399)	2,543,122	44,907,768	4,591,796
VIP Mid Cap Portfolio - Initial Class	376,525	306,475	171,652	15,860	(6,816)	30,962	535,494	13,898
VIP Overseas Portfolio - Initial Class	6,561,403	6,361,688	4,275,318	72,978	89,263	1,477,569	10,214,605	337,450
VIP Value Portfolio - Initial Class	840,358	679,696	381,713	29,973	(10,240)	59,288	1,187,389	60,798
VIP Value Strategies Portfolio - Initial Class	417,414	321,571	172,789	7,113	(8,591)	30,937	588,542	37,391
	88,642,951	60,344,119	37,264,159	1,082,050	(160,150)	7,988,961	119,551,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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